FHLB Advances (Tables)	12 Months Ended
Sep. 30, 2011
FHLB Advances [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	—	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
	$1,962,066	$1,865,548

$1,150,000,000 of the 2011 advances and $1,350,000,000 of the 2010 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	$1,100,000	$400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	—	200,000
	$1,962,066	$1,865,548

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2011	2010	2009
	(In thousands)
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interest rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	$1,883,135	$2,070,843	$2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	81,994	92,402	94,048